SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Loan receivables and Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts
Provision for doubtful accounts		¥ 44,724	¥ 328,750	¥ 2,134,156
Reversal				(329)	¥ (2,966)
Write off		(288,163)	(609,853)	(54,076)	(25,592)
Allowance for doubtful accounts		1,550,315	1,793,754	2,085,814	6,063	¥ 34,621
Valuation allowance for accounts receivable from insurance company	¥ 1,432,312
ASU 2016-13 | Cumulative adjustment
Allowance for doubtful accounts
Allowance for doubtful accounts				11,537
Accounts receivable
Allowance for doubtful accounts
Provision for doubtful accounts		39,925	13,545	1,447,582
Reversal					(2,966)
Write off				(15,186)	(25,592)
Allowance for doubtful accounts		1,486,919	1,446,994	1,433,449	1,053	29,611
Other receivables
Allowance for doubtful accounts
Provision for doubtful accounts		3,813		36,803
Reversal				(329)
Write off		(14,279)	(22,494)	(4,711)
Allowance for doubtful accounts		6,930	17,396	36,773	¥ 5,010	¥ 5,010
Other receivables | ASU 2016-13 | Cumulative adjustment
Allowance for doubtful accounts
Allowance for doubtful accounts				3,117
Loans receivable
Allowance for doubtful accounts
Provision for doubtful accounts		986	315,205	649,771
Write off		(273,884)	(609,853)	(34,179)
Allowance for doubtful accounts		¥ 56,466	¥ 329,364	615,592
Loans receivable | ASU 2016-13 | Cumulative adjustment
Allowance for doubtful accounts
Allowance for doubtful accounts				¥ 8,420